PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash	¥ 227,004,137	$ 34,789,906	¥ 279,945,942
Term deposits	130,498,000	19,999,693	174,404,554
Restricted cash	168,469,077	25,819,016	221,656,071
Prepayments and other current assets	32,832,088	5,031,738	30,982,131
Total current assets	1,547,898,421	237,225,812	1,311,290,018
Non-current assets
Total assets	1,846,809,383	283,035,922	1,510,839,608
Current liabilities
Accrued expenses and other current liabilities	171,657,604	26,307,679	175,533,397
Total liabilities	853,435,139	130,794,659	719,309,388
Shareholders' equity:
Additional paid-in capital	1,801,940,071	276,159,398	1,738,102,741
Accumulated other comprehensive loss	43,016,027	6,592,495	12,368,224
Accumulated deficit	765,648,302	117,340,736	934,300,768
Total shareholders' equity	993,374,244	152,241,263	791,530,220	¥ 570,407,046	¥ (325,235,476)
Total liabilities and shareholders' equity	1,846,809,383	283,035,922	1,510,839,608
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	87,300	13,379	84,494
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	11,202	$ 1,717	11,977
Parent Company | Reportable Legal Entities
Current assets
Cash	73,329,699		120,548,511
Term deposits	130,498,000		174,404,554
Restricted cash	168,469,077		135,130,713
Prepayments and other current assets	7,477,871		7,705,862
Total current assets	379,774,647		437,789,640
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE's subsidiaries	617,896,929		479,225,101
Total assets	997,671,576		917,014,741
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE's subsidiaries	4,262,270		4,262,270
Accrued expenses and other current liabilities	35,062		451,354
Total liabilities	4,297,332		4,713,624
Shareholders' equity:
Additional paid-in capital	1,801,940,071		1,738,102,741
Accumulated other comprehensive loss	(43,016,027)		(13,895,942)
Accumulated deficit	(765,648,302)		(812,002,153)
Total shareholders' equity	993,374,244		912,301,117
Total liabilities and shareholders' equity	997,671,576		917,014,741
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	87,300		84,494
Parent Company | Reportable Legal Entities | Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 11,202		¥ 11,977